LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
LEASE LIABILITIES
Schedule of lease liabilities

	January 1,	December 31,
	2019	2019
	RMB	RMB
Lease liabilities
Current	13,894	15,198
Non-current	184,670	177,674
	198,564	192,872